Net Investment Hedge (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 EUR (€)	Oct. 10, 2016 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Face value of senior subordinated notes	$ 1,643,448,000.000	$ 1,459,100,000
Foreign currency translation income loss	18,687,000	$ (20,842,000)	$ (10,387,000)
4.125% Senior Subordinated Notes Due 2026 [Member] | Senior Subordinate Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Face value of senior subordinated notes				$ 222,200,000.0	€ 200,000,000.0	€ 200,000,000
Foreign currency translation income loss	$ 13,000,000